Taxation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	20.30%	21.30%	23.30%
Net operating losses carry forward	$ 10.7	$ 14.8
Valuation allowance related to NOL	0.0	(0.9)
Unrecognized tax benefits		$ 0.0	$ 0.0	$ 0.0
Increases as a result of positions taken during the current period	9.0
Other Current Liabilities
Income Tax Examination [Line Items]
Unrecognized tax benefits	$ 9.0
Nigeria | Foreign Tax Authority
Income Tax Examination [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	30.00%